S000048623 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	116 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.87%	13.78%	12.49%
STOXX U.S. Equity Factor Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	26.83%	13.68%	11.59%
iShares U.S. Equity Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		26.70%	13.54%	11.39%
Performance Inception Date				Apr. 28, 2015
iShares U.S. Equity Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		26.31%	13.13%	10.92%
iShares U.S. Equity Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.05%	10.76%	9.28%

[1]	The STOXX U.S. Equity Factor Index (Spliced) reflects the performance of the MSCI USA Diversified Multiple-Factor Index through May 31, 2022 and the STOXX U.S. Equity Factor Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.